Share-Based Compensation (Details) - Schedule of Number of Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	52,858	4,464
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 9.59	$ 7.67
Number of options, Granted		52,500
Weighted- average grant-date fair value price, Granted		$ 9.63
Number of options, Vested	(19,945)	(1,558)
Weighted- average grant-date fair value price, Vested	$ 9.56	$ 7.1
Number of options, Forfeited		(2,548)
Weighted- average grant-date fair value price, Forfeited		$ 8.56
Number of options, Outstanding ending balance	32,913	52,858
Weighted- average grant-date fair value price, Outstanding ending balance	$ 9.61	$ 9.59
Non-Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	132	304
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 4.96	$ 4.91
Number of options, Granted		2,000
Weighted- average grant-date fair value price, Granted		$ 11.93
Number of options, Vested	(132)	(2,172)
Weighted- average grant-date fair value price, Vested	$ 4.96	$ 11.37
Number of options, Forfeited
Weighted- average grant-date fair value price, Forfeited
Number of options, Outstanding ending balance		132
Weighted- average grant-date fair value price, Outstanding ending balance		$ 4.96